Document And Entity Information	Jun. 15, 2026
Document Information Line Items
Entity Central Index Key	0002133836
Amendment Description	Amendment No. 1
Document Type	S-1/A
Entity Registrant Name	Bridge III Acquisition Limited
Entity Incorporation, State or Country Code	D8
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true